THE PAYDEN & RYGEL INVESTMENT GROUP

333 South Grand Avenue

Los Angeles, California 90071

Telephone (213) 625-1900

February 29, 2012

Securities and Exchange Commission

100 “F” Street N.E.

Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group

Rule 497(j) Certification

File Nos. 811-6625, 33-46973

CIK No. 0000885709

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I, on behalf of The Payden & Rygel Investment Group (the “Group”), hereby certify as follows:

1. This certification is made in lieu of making a filing under Rule 497(b) or (c) of the 1933 Act.

2. The (a) form of prospectus for the Adviser Class of Shares for the Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden High Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund and Payden Value Leaders Fund; (b) the form of prospectus for the Institutional Class of Shares for the Payden/Kravitz Cash Balance Plan Fund; (c) the form of prospectus for the Adviser Class of Shares for the Payden/Kravitz Cash Balance Plan Fund; (d) the form of prospectus for the Retirement Class of Shares for the Payden/Kravitz Cash Balance Plan Fund; and (e) the Statement of Additional Information, in each case that would have been filed under paragraph (b) or (c) of this Rule 497, do not differ from that contained in the most recent Post-Effective Amendment, No. 76, to the Group’s Registration Statement, No. 33-46973, effective February 28, 2012.

3. The text of the most recent Post-Effective Amendment No. 76 to the Group’s Registration Statement, No. 33-46973, was filed electronically.

If you have any questions concerning the foregoing, please telephone me at the number set forth above.

Very truly yours,

The Payden & Rygel Investment Group

s/Edward S. Garlock

Edward S. Garlock

Secretary